UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $115,573,753.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
CHEVRON                          COMMON         166764100 5,871,755   64,348          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,662,440  117,600          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,982,976   63,300          SOLE       NONE        x      0    0
IBM                              COMMON         459200101 4,700,723   32,030          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 4,421,338   67,677          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 4,402,557  251,431          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,237,893   75,100          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 4,047,611   24,070          SOLE       NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 3,972,095   47,570          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,894,819  212,948          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 3,883,685   74,500          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,588,412  170,633          SOLE       NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 3,529,838   41,650          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,264,134   52,775          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,243,840   50,425          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,199,953   75,435          SOLE       NONE        x      0    0
SYSCO CORP                       COMMON         871829107 3,123,015  106,225          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102 3,110,431  105,869          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 3,086,102   66,325          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 3,011,226   56,390          SOLE       NONE        x      0    0
DONALDSON                        COMMON         257651109 2,972,280   51,000          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,928,968   40,057          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,754,087   62,850          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,628,234   71,400          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 2,377,430  117,520          SOLE       NONE        x      0    0
APPLE                            COMMON         37833100  2,224,051    6,895          SOLE       NONE        x      0    0
ENCANA                           COMMON         292505104 2,208,752   75,850          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 2,196,761   34,825          SOLE       NONE        x      0    0
STRYKER                          COMMON         863667101 2,166,795   40,350          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,109,494   75,582          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON         437076102 2,095,712   59,775          SOLE       NONE        x      0    0
CVS                              COMMON         126650100 1,972,328   56,725          SOLE       NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,856,146   60,050          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801 1,369,921   16,585          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,207,696   12,650          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,170,706   17,800          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   815,438   16,348          SOLE       NONE        x      0    0
BARCLAYS                         COMMON         06738E204   566,636   34,300          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   448,760    5,200          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   268,717   10,276          SOLE       NONE        x      0    0